[LOGO]                                    MONY LIFE INSURANCE COMPANY
                                          MONY LIFE INSURANCE COMPANY OF AMERICA
                                          1290 Avenue of the Americas
                                          New York NY 10104

                                          DODIE KENT
                                          Vice President and Counsel
                                          212-314-3970
                                          Fax: 212-707-7947


September 10, 2004

Via EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re:   MONY America Variable Account S (the "Registrant")
           (Registration Nos. 033-13183 and 811-05100; The MONYVestor)

Commissioners:

MONY Life Insurance Company of America ("MONY America"), on behalf of the Registrant, has sent to contract owners the semi-annual report for the period ended June 30, 2004 for the following mutual fund in which the Registrant invests:

o   MONY SERIES FUND - UNDERLYING FUNDS:
    -  Diversified Portfolio
    -  Equity Growth Portfolio
    -  Equity Income Portfolio
    -  Intermediate Term Bond Portfolio
    -  Long Term Bond Portfolio
    -  Money Market Portfolio

MONY America understands that the Fund has filed or will file its semi-annual reports with the Commission under separate cover.

Please direct any question or comment regarding the enclosed to the undersigned at 212-314-3970.

Very truly yours,

/S/ DODIE KENT
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Dodie Kent